UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number     811-09205
                                                    ------------------

                      Advantage Advisers Xanthus Fund, LLC
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
           -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
           -------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-667-4225
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2009
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                       [ADVANTAGE ADVISERS LOGO]

                     Advantage Advisers Xanthus Fund, L.L.C.

                              Financial Statements

                     For the Six Months Ended June 30, 2009
                                   (Unaudited)

                     ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2009
                                   (UNAUDITED)

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital .....................   1

Schedule of Portfolio Investments .........................................   2

Schedule of Securities Sold, Not Yet Purchased ............................   8

Schedule of Swap Contracts ................................................  14

Statement of Operations ...................................................  23

Statements of Changes in Members' Capital .................................  24

Notes to Financial Statements .............................................  25

Supplemental Information ..................................................  37

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    JUNE 30, 2009
ASSETS
Investments in securities, at market value (cost - $651,352,648)                   $   684,042,987
Cash and cash equivalents                                                              114,196,632
Due from broker (including Chinese Renminbi Yuan of $749,783 with a cost of
   $749,783)                                                                           296,028,169
Receivable for investment securities sold                                               42,059,513
Net unrealized appreciation on swap contracts                                              751,928
Dividends receivable                                                                       204,120
Interest receivable                                                                        172,697
Other assets                                                                                79,462
                                                                                   ---------------
      TOTAL ASSETS                                                                   1,137,535,508
                                                                                   ---------------

LIABILITIES
Securities sold, not yet purchased, at market value (proceeds - $328,175,747)          347,225,261
Payable for investment securities purchased                                             37,162,429
Withdrawals payable (see note 3)                                                        34,106,097
Due to broker (including Euro of $7,703,321 with a cost of $7,518,678,
   Hong Kong Dollars of $2,218,876 with a cost of $2,218,865,
   Japanese Yen of $883,612 with a cost of $885,594 and
   British Pounds of $1 with a cost of $1)                                              10,805,810
Accrued capital gain country tax (see note 2)                                            3,142,315
Dividends payable on securities sold, not yet purchased                                    487,148
Accounting and investor services fees payable                                              153,978
Accrued expenses                                                                           825,421
                                                                                   ---------------
   TOTAL LIABILITIES                                                                   433,908,459
                                                                                   ---------------

         NET ASSETS                                                                $   703,627,049
                                                                                   ===============

MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                          $   689,374,366
Net unrealized appreciation on investments, foreign currency, and swap
   transactions                                                                         14,252,683
                                                                                   ---------------
      MEMBERS' CAPITAL - NET ASSETS                                                $   703,627,049
                                                                                   ===============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             JUNE 30, 2009
SHARES                                                                           VALUE
------                                                                       -------------
               INVESTMENT IN SECURITIES - 97.22%
               COMMON STOCK - 97.22%
               UNITED STATES - 70.94%
                  APPAREL MANUFACTURERS - 2.13%
     279,450        Polo Ralph Lauren Corp.                                  $  14,961,753
                                                                             -------------
                  APPLICATIONS SOFTWARE - 3.19%
     942,910        Microsoft Corp.                                             22,412,971
                                                                             -------------
                  COMMERCIAL SERVICES - FINANCE - 5.84%
     143,230        Global Payments, Inc.                                        5,365,396
      94,030        Mastercard, Inc., Class A                          (a)      15,732,159
     320,880        Visa Inc., Class A Shares                          (a)      19,977,989
                                                                             -------------
                                                                                41,075,544
                                                                             -------------
                  COMPUTERS - 1.79%
      88,520        Apple, Inc.*                                       (a)      12,607,904
                                                                             -------------
                  COMPUTERS - INTEGRATED SYSTEMS - 2.73%
   2,459,590        Brocade Communications Systems, Inc.*              (a)      19,233,994
                                                                             -------------
                  COMPUTERS - MEMORY DEVICES - 3.65%
   1,317,920        SanDisk Corp.*                                     (a)      19,360,245
     239,060        Western Digital Corp.*                                       6,335,090
                                                                             -------------
                                                                                25,695,335
                                                                             -------------
                  DATA PROCESSING / MANAGEMENT - 0.55%
     235,500        CommVault Systems, Inc.*                                     3,904,590
                                                                             -------------
                  DECISION SUPPORT SOFTWARE - 2.14%
     617,110        MSCI, Inc., Class A*                                        15,082,168
                                                                             -------------
                  E-COMMERCE / SERVICES - 4.31%
     864,770        eBay, Inc.*                                        (a)      14,813,510
     139,135        Priceline.com, Inc.*                                        15,520,509
                                                                             -------------
                                                                                30,334,019
                                                                             -------------
                  ELECTRIC - INTEGRATED - 3.24%
     400,990        FPL Group, Inc.                                    (a)      22,800,291
                                                                             -------------
                  ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.36%
     960,340        AVX Corp.                                          (a)       9,536,176
                                                                             -------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                         JUNE 30, 2009
SHARES                                                                                       VALUE
------                                                                                   -------------
               COMMON STOCK - (CONTINUED)
               UNITED STATES - (CONTINUED)
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS - 6.18%
     796,670        MEMC Electronic Materials, Inc.*                               (a)   $  14,188,693
   2,462,800        Micron Technology, Inc.*                                       (a)      12,461,768
     632,990        Xilinx, Inc.                                                            12,950,975
     355,510        Zoran Corp.*                                                             3,875,059
                                                                                         -------------
                                                                                            43,476,495
                                                                                         -------------

                  ELECTRONIC DESIGN AUTOMATION - 0.88%
     316,191        Synopsys, Inc.*                                                          6,168,887
                                                                                         -------------
                  ENERGY - ALTERNATE SOURCES - 1.63%
      65,821        First Solar, Inc.*                                             (a)      10,670,901
     146,670        GT Solar International, Inc.*                                              780,284
                                                                                         -------------
                                                                                            11,451,185
                                                                                         -------------

                  ENGINEERING / R&D SERVICES - 2.01%
     515,040        Shaw Group, Inc.*                                                       14,117,246
                                                                                         -------------
                  ENTERPRISE SOFTWARE / SERVICES - 4.24%
     515,500        BMC Software Inc*                                              (a)      17,418,745
     653,130        Informatica Corp.*                                             (a)      11,227,305
      65,566        Taleo Corp., Class A*                                                    1,197,891
                                                                                         -------------
                                                                                            29,843,941
                                                                                         -------------

                  FIDUCIARY BANKS - 2.55%
     613,130        Bank Of New York Mellon Corp                                   (a)      17,970,840
                                                                                         -------------
                  FINANCE - OTHER SERVICES - 1.26%
      77,550        IntercontinentalExchange, Inc.*                                          8,859,312
                                                                                         -------------
                  INDUSTRIAL AUDIO & VIDEO PRODUCTION - 1.79%
     338,380        Dolby Laboratories, Inc., Class A*                             (a)      12,614,806
                                                                                         -------------
                  INTERNET INFRASTRUCTURE SOFTWARE - 0.45%
     445,849        TIBCO Software, Inc.*                                                    3,196,737
                                                                                         -------------
                  INVESTMENT MANAGEMENT / ADVISORY SERVICES - 3.18%
     310,910        Franklin Resources, Inc.                                                22,388,629
                                                                                         -------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                         JUNE 30, 2009
SHARES                                                                                       VALUE
------                                                                                   -------------
               COMMON STOCK - (CONTINUED)
               UNITED STATES - (CONTINUED)
                  MEDICAL - BIOMEDICAL / GENETICS - 1.57%
     235,390        Gilead Sciences, Inc.*                                         (a)   $  11,025,668
                                                                                         -------------
                  MEDICAL - HOSPITALS - 0.23%
     577,200        Tenet Healthcare Corp.*                                                  1,627,704
                                                                                         -------------
                  POWER CONVERSION / SUPPLY EQUIPMENT - 0.43%
     114,800        SunPower Corp., Class A*                                                 3,058,272
                                                                                         -------------
                  REGISTERED INVESTMENT COMPANY - 1.04%
     526,150        United States Natural Gas Fund LP*                                       7,297,701
                                                                                         -------------
                  RETAIL - DISCOUNT - 1.77%
     295,820        Dollar Tree, Inc.*                                             (a)      12,454,022
                                                                                         -------------
                  SATELLITE TELECOMMUNICATIONS - 0.05%
      17,400        DigitalGlobe Inc*                                                          334,080
                                                                                         -------------
                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 2.29%
     282,610        Analog Devices, Inc.                                           (a)       7,003,076
   1,608,030        Atmel Corp*                                                    (a)       5,997,952
     587,150        TriQuint Semiconductor, Inc.*                                            3,117,766
                                                                                         -------------
                                                                                            16,118,794
                                                                                         -------------
                  TELECOMMUNICATION EQUIPMENT - FIBER OPTICS - 1.75%
     767,530        Corning, Inc.                                                  (a)      12,326,532
                                                                                         -------------
                  TELEPHONE - INTEGRATED - 0.69%
   1,169,440        Qwest Communications International, Inc.                                 4,853,176
                                                                                         -------------
                  WEB PORTALS / ISP - 6.02%
     100,410        Google, Inc., Class A*                                         (a)      42,331,852
                                                                                         -------------
               TOTAL UNITED STATES (COST $480,207,533)                                   $ 499,160,624
                                                                                         -------------
               BERMUDA - 1.72%

                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 1.72%
   1,038,110        Marvell Technology Group, Ltd.*                                (a)      12,083,600
                                                                                         -------------
               TOTAL BERMUDA (COST $9,458,783)                                           $  12,083,600
                                                                                         -------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                         JUNE 30, 2009
SHARES                                                                                       VALUE
------                                                                                   -------------
               COMMON STOCK - (CONTINUED)
               CANADA - 1.92%
                  ENTERPRISE SOFTWARE / SERVICES - 1.92%
     371,230        Open Text Corp.*                                                     $  13,520,197
                                                                                         -------------
               TOTAL CANADA (COST $13,420,036)                                           $  13,520,197
                                                                                         -------------
               CHINA - 5.66%
                  BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 1.22%
   4,435,380        China National Building Material Co., Ltd., Class H                      8,595,969
                                                                                         -------------
                  BUILDING PRODUCTS - CEMENT / AGGREGATE - 0.10%
   1,045,946        China Shanshui Cement Group                                                724,732
                                                                                         -------------
                  COMMERCIAL BANKS - NON U.S. - 3.08%
  31,039,615        Industrial & Commercial Bank of China, Class H                          21,627,392
                                                                                         -------------
                  GAS - DISTRIBUTION - 0.16%
     671,401        Xinao Gas Holdings, Ltd.                                                 1,147,002
                                                                                         -------------
                  MACHINERY - GENERAL INDUSTRY - 0.38%
  14,537,700        Shanghai Prime Machinery Co., Ltd., Class H                              2,644,898
                                                                                         -------------
                  POWER CONVERSION / SUPPLY EQUIPMENT - 0.72%
   2,546,423        China High Speed Transmission Equipment Group Co., Ltd.                  5,073,082
                                                                                         -------------
               TOTAL CHINA (COST $32,738,076)                                            $  39,813,075
                                                                                         -------------
               FRANCE - 2.78%
                  ENTERTAINMENT SOFTWARE - 2.78%
     803,120        UBISOFT Entertainment *                                                 19,538,980
                                                                                         -------------
               TOTAL FRANCE (COST $25,228,793)                                           $  19,538,980
                                                                                         -------------
               HONG KONG - 10.38%
                  AGRICULTURAL OPERATIONS - 1.01%
   6,811,005        China Green Holdings, Ltd.                                               7,083,376
                                                                                         -------------
                  ALTERNATIVE WASTE TECHNOLOGY - 1.31%
  32,678,633        China Everbright International, Ltd.                                     9,234,259
                                                                                         -------------
                  AUTOMOBILE / TRUCK PARTS & EQUIPMENT - REPLACEMENT - 1.63%
  13,341,550        Xinyi Glass Holdings Co., Ltd.                                          11,499,443
                                                                                         -------------
                  BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.34%
  75,131,815        CATIC International Holdings, Ltd.*                                      2,404,195
                                                                                         -------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                         JUNE 30, 2009
SHARES                                                                                       VALUE
------                                                                                   -------------
               COMMON STOCK - (CONTINUED)
               HONG KONG - (CONTINUED)
                  DISTRIBUTION / WHOLESALE - 0.96%
  39,289,453        Inspur International, Ltd.                                           $   6,742,511
                                                                                         -------------
                  DIVERSIFIED OPERATIONS - 1.34%
   7,892,632        Guangdong Investment, Ltd.                                               3,890,266
   1,380,138        Shanghai Industrial Holdings, Ltd.                                       5,556,114
                                                                                         -------------
                                                                                             9,446,380
                                                                                         -------------
                  ELECTRONIC MEASURING INSTRUMENTS - 0.36%
   3,351,953        Wasion Group Holdings, Ltd.                                              2,499,884
                                                                                         -------------
                  GAS - DISTRIBUTION - 1.31%
   1,847,856        Beijing Enterprises Holding Ltd.                                         9,227,269
                                                                                         -------------
                  REGISTERED INVESTMENT COMPANY - 2.12%
   8,327,280        iShares Asia Trust - iShares FTSE Xinhua A50 China Tracker*             14,892,255
                                                                                         -------------
               TOTAL HONG KONG (COST $61,951,839)                                        $  73,029,572
                                                                                         -------------
               UNITED KINGDOM - 3.82%
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.82%
   4,505,350        Arm Holdings, PLC - Sponsored ADR                              (a)      26,896,939
                                                                                         -------------
               TOTAL UNITED KINGDOM (COST $28,347,588)                                   $  26,896,939
                                                                                         -------------
               TOTAL COMMON STOCK (COST $651,352,648)                                    $ 684,042,987
                                                                                         -------------
               TOTAL INVESTMENTS (COST $651,352,648) - 97.22%                            $ 684,042,987
                                                                                         -------------
               OTHER ASSETS, LESS LIABILITIES - 2.78%**                                     19,584,062
                                                                                         -------------
               NET ASSETS - 100.00%                                                      $ 703,627,049
                                                                                         =============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*     Non-income producing security.

** Includes $114,196,632 invested in a PNC Bank Money Market Account, which is 16.23% of net assets.

ADR   American Depository Receipt

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                  JUNE 30, 2009
                                                                  PERCENTAGE OF
INVESTMENTS IN SECURITIES - BY INDUSTRY                           NET ASSETS (%)
---------------------------------------------------------------   --------------
Agricultural Operations                                                1.01
Alternative Waste Technology                                           1.31
Apparel Manufacturers                                                  2.13
Applications Software                                                  3.19
Automobile / Truck Parts & Equipment - Replacement                     1.63
Building & Construction Products - Miscellaneous                       1.56
Building Products - Cement / Aggregate                                 0.10
Commercial Banks - Non U.S.                                            3.08
Commercial Services - Finance                                          5.84
Computers                                                              1.79
Computers - Integrated Systems                                         2.73
Computers - Memory Devices                                             3.65
Data Processing / Management                                           0.55
Decision Support Software                                              2.14
Distribution / Wholesale                                               0.96
Diversified Operations                                                 1.34
E-Commerce / Services                                                  4.31
Electric - Integrated                                                  3.24
Electronic Components - Miscellaneous                                  1.36
Electronic Components - Semiconductors                                10.00
Electronic Design Automation                                           0.88
Electronic Measuring Instruments                                       0.36

                                                                  JUNE 30, 2009
                                                                  PERCENTAGE OF
INVESTMENTS IN SECURITIES - BY INDUSTRY                           NET ASSETS (%)
---------------------------------------------------------------   --------------
Energy - Alternate Sources                                             1.63
Engineering / R&D Services                                             2.01
Enterprise Software / Services                                         6.16
Entertainment Software                                                 2.78
Fiduciary Banks                                                        2.55
Finance - Other Services                                               1.26
Gas - Distribution                                                     1.47
Industrial Audio & Video Production                                    1.79
Internet Infrastructure Software                                       0.45
Investment Management / Advisory Services                              3.18
Machinery - General Industry                                           0.38
Medical - Biomedical / Genetics                                        1.57
Medical - Hospitals                                                    0.23
Power Conversion / Supply Equipment                                    1.15
Registered Investment Company                                          3.16
Retail - Discount                                                      1.77
Satellite Telecommunications                                           0.05
Semiconductor Components - Integrated Circuits                         4.01
Telecommunication Equipment - Fiber Optics                             1.75
Telephone - Integrated                                                 0.69
Web Portals / ISP                                                      6.02
                                                                      -----
TOTAL INVESTMENTS IN SECURITIES                                       97.22
                                                                      =====

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         JUNE 30, 2009
SHARES                                                                                       VALUE
------                                                                                   -------------
               SECURITIES SOLD, NOT YET PURCHASED - 49.35%
               COMMON STOCK - 49.32%
               UNITED STATES - 20.36%
                 CABLE / SATELLITE TELEVISION - 2.09%
     344,400       Comcast Corp., Class A                                                $   4,990,356
     305,550       Time Warner Cable, Inc.                                                   9,676,769
                                                                                         -------------
                                                                                            14,667,125
                                                                                         -------------
                 COMMERCIAL BANKS - WESTERN U.S. - 0.60%
     444,960       Cathay General Bancorp                                                    4,231,570
                                                                                         -------------
                 COMMERCIAL SERVICES - 0.38%
     114,900       Quanta Services, Inc.                                                     2,657,637
                                                                                         -------------
                 DIALYSIS CENTERS - 1.66%
     236,420       DaVita, Inc.                                                             11,693,333
                                                                                         -------------
                 ELECTRIC - INTEGRATED - 1.49%
     280,340       Consolidated Edison, Inc.                                                10,490,323
                                                                                         -------------
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.45%
      58,350       Fairchild Semiconductor International, Inc.                                 407,867
      57,940       Microchip Technology, Inc.                                                1,306,547
     428,270       Microsemi Corp.                                                           5,910,126
     245,490       Omnivision Technologies, Inc.                                             2,550,641
                                                                                         -------------
                                                                                            10,175,181
                                                                                         -------------
                 FOOD - WHOLESALE / DISTRIBUTION - 0.19%
      58,920       Sysco Corp.                                                               1,324,522
                                                                                         -------------
                 HOTELS & MOTELS - 0.11%
      30,130       Choice Hotels International, Inc.                                           801,759
                                                                                         -------------
                 IDENTIFICATION SYSTEMS / DEVICES - 0.80%
     225,150       Brady Corp., Class A                                                      5,655,768
                                                                                         -------------
                 MEDICAL - OUTPATIENT / HOME MEDICAL - 0.32%
      69,070       Amedisys, Inc.                                                            2,280,691
                                                                                         -------------
                 MEDICAL INSTRUMENTS - 1.57%
     247,640       NuVasive, Inc.                                                           11,044,744
                                                                                         -------------
                 MULTI-MEDIA - 0.46%
     125,820       Meredith Corp.                                                            3,214,701
                                                                                         -------------

      The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                         JUNE 30, 2009
SHARES                                                                                       VALUE
------                                                                                   -------------
               COMMON STOCK - (CONTINUED)
               UNITED STATES - (CONTINUED)
                 RECREATIONAL CENTERS - 0.73%
     255,910       Life Time Fitness, Inc.                                               $   5,120,759
                                                                                         -------------
                 REGISTERED INVESTMENT COMPANY - 0.71%
     106,060       iShares MSCI South Africa Index Fund                                      5,013,456
                                                                                         -------------
                 REITS - APARTMENTS - 2.83%
     128,590       Avalonbay Communities, Inc.                                               7,193,325
     185,870       Essex Property Trust, Inc.                                               11,566,690
      85,960       Post Properties, Inc.                                                     1,155,302
                                                                                         -------------
                                                                                            19,915,317
                                                                                         -------------
                 REITS - SHOPPING CENTERS - 0.89%
     121,140       Federal Realty Investment Trust                                           6,241,133
                                                                                         -------------
                 RENTAL AUTO / EQUIPMENT - 0.28%
     108,950       Rent-A-Center, Inc.                                                       1,942,578
                                                                                         -------------
                 RETAIL - COMPUTER EQUIPMENT - 1.14%
     365,640       Gamestop Corp., Class A                                                   8,047,736
                                                                                         -------------
                 RETAIL - MAJOR DEPARTMENT STORE - 1.55%
     378,920       J.C. Penney Co., Inc.                                                    10,878,793
                                                                                         -------------
                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.94%
     411,750       Sigma Designs, Inc.                                                       6,604,470
                                                                                         -------------
                 TELECOMMUNICATION EQUIPMENT - 0.17%
      64,710       Plantronics, Inc.                                                         1,223,666
                                                                                         -------------
               TOTAL UNITED STATES (PROCEEDS $137,945,526)                               $ 143,225,262
                                                                                         -------------
               CAYMAN ISLANDS - 0.49%
                 ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.49%
     144,050       Garmin, Ltd.                                                              3,431,271
                                                                                         -------------
               TOTAL CAYMAN ISLANDS (PROCEEDS $3,261,578)                                $   3,431,271
                                                                                         -------------
               CHINA - 3.45%
                 FOOD - CONFECTIONERY - 0.78%
   9,751,336       Want Want China Holdings, Ltd.                                            5,511,024
                                                                                         -------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                         JUNE 30, 2009
SHARES                                                                                       VALUE
------                                                                                   -------------
               COMMON STOCK - (CONTINUED)
               CHINA - (CONTINUED)
                 INTERNET CONTENT - ENTERTAINMENT - 1.37%
     184,170       Shanda Interactive Entertainment, Ltd. - Sponsored ADR                $   9,630,249
                                                                                         -------------
                 INTERNET CONTENT - INFORMATION / NETWORK - 0.50%
      11,780       Baidu, Inc. - Sponsored ADR                                               3,546,840
                                                                                         -------------
                 MULTI-LINE INSURANCE - 0.77%
     795,593       Ping An Insurance Group Co. of China, Ltd., Class H                       5,384,316
                                                                                         -------------
                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.03%
      77,100       Semiconductor Manufacturing, Inernational Corp. - Sponsored ADR             198,147
                                                                                         -------------
               TOTAL CHINA (PROCEEDS $24,162,100)                                        $  24,270,576
                                                                                         -------------
               FINLAND - 1.65%
                 WIRELESS EQUIPMENT - 1.65%
     798,110       Nokia Corp. - Sponsored ADR                                              11,636,444
                                                                                         -------------
               TOTAL FINLAND (COST $11,021,117)                                          $  11,636,444
                                                                                         -------------
               GERMANY - 2.20%
                 AUTO - CARS / LIGHT TRUCKS - 0.22%
      40,126       Bayerische Motoren Werke AG                                               1,510,621
                                                                                         -------------
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.76%
     228,372       Solarworld AG                                                             5,371,840
                                                                                         -------------
                 ENTERPRISE SOFTWARE / SERVICES - 1.22%
     214,280       SAP AG - Sponsored ADR                                                    8,611,913
                                                                                         -------------
               TOTAL GERMANY (PROCEEDS $16,075,768)                                      $  15,494,374
                                                                                         -------------
               HONG KONG - 5.77%
                 CELLULAR TELECOMMUNICATIONS - 1.61%
     708,301       China Mobile, Ltd.                                                        7,092,080
     318,310       China Unicom Hong Kong, Ltd. - Sponsored ADR                              4,246,256
                                                                                         -------------
                                                                                            11,338,336
                                                                                         -------------
                 DIVERSIFIED OPERATIONS - 1.64%
   1,382,913       China Resources Enterprise                                                2,772,936
     868,323       Swire Pacific, Ltd., Class A                                              8,761,574
                                                                                         -------------
                                                                                            11,534,510
                                                                                         -------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                         JUNE 30, 2009
SHARES                                                                                       VALUE
------                                                                                   -------------
               COMMON STOCK - (CONTINUED)
               HONG KONG - (CONTINUED)
                 REAL ESTATE OPERATIONS / DEVELOPMENT - 1.94%
   2,606,711       Hang Lung Properties, Ltd.                                            $   8,627,288
   1,412,407       Hongkong Land Holdings, Ltd.                                              4,999,921
                                                                                         -------------
                                                                                            13,627,209
                                                                                         -------------
                 TRANSPORT - RAIL - 0.58%
   1,364,308       MTR Corp.                                                                 4,092,884
                                                                                         -------------
               TOTAL HONG KONG (PROCEEDS $30,809,888)                                    $  40,592,939
                                                                                         -------------
               JAPAN - 11.55%
                 AUDIO / VIDEO PRODUCTS - 1.61%
     481,662       Panasonic Corp.                                                           6,499,512
     466,747       Sharp Corp.                                                               4,851,878
                                                                                         -------------
                                                                                            11,351,390
                                                                                         -------------
                 AUTO - CARS / LIGHT TRUCKS - 0.59%
   2,224,670       Mitsubishi Motors Corp.                                                   4,173,223
                                                                                         -------------
                 ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.71%
   1,477,145       NEC Corp.                                                                 5,802,160
   1,725,390       Toshiba Corp.                                                             6,258,680
                                                                                         -------------
                                                                                            12,060,840
                                                                                         -------------
                 ELECTRONIC CONNECTORS - 0.53%
      34,663       Hirose Electric Co., Ltd.                                                 3,700,248
                                                                                         -------------
                 ELECTRONIC MEASURING INSTRUMENTS - 0.66%
     254,600       Advantest Corp.                                                           4,617,680
                                                                                         -------------
                 LEISURE & RECREATIONAL PRODUCTS - 0.44%
     248,509       Yamaha Corp.                                                              3,106,110
                                                                                         -------------
                 OFFICE AUTOMATION & EQUIPMENT - 2.07%
     550,960       Ricoh Co., Ltd.                                                           7,109,136
     455,742       Seiko Epson Corp.                                                         7,439,213
                                                                                         -------------
                                                                                            14,548,349
                                                                                         -------------
                 PHOTO EQUIPMENT & SUPPLIES - 0.16%
      46,139       Olympus Corp.                                                             1,092,652
                                                                                         -------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                         JUNE 30, 2009
SHARES                                                                                       VALUE
------                                                                                   -------------
               COMMON STOCK - (CONTINUED)
               JAPAN - (CONTINUED)
                 PRINTING - COMMERCIAL - 0.69%
     352,835       Dai Nippon Printing Co., Ltd.                                         $   4,841,579
                                                                                         -------------
                 TEXTILE - PRODUCTS - 1.43%
   1,974,212       Toray Industries, Inc.                                                   10,066,681
                                                                                         -------------
                 TOYS - 0.52%
     330,668       Namco Bandai Holdings, Inc.                                               3,632,666
                                                                                         -------------
                 WEB PORTALS / ISP - 1.14%
      25,262       Yahoo! Japan Corp.                                                        8,050,823
                                                                                         -------------
               TOTAL JAPAN (PROCEEDS $77,097,898)                                        $  81,242,241
                                                                                         -------------
               SWEDEN - 0.48%
                 WIRELESS EQUIPMENT - 0.48%
     345,560       Telefonaktiebolaget LM Ericsson - Sponsored ADR                           3,379,577
                                                                                         -------------
               TOTAL SWEDEN (COST $3,210,738)                                            $   3,379,577
                                                                                         -------------
               SWITZERLAND - 1.21%
                 COMPUTERS - PERIPHERAL EQUIPMENT - 1.21%
     610,390       Logitech International SA                                                 8,545,460
                                                                                         -------------
               TOTAL SWITZERLAND (PROCEEDS $8,907,493)                                   $   8,545,460
                                                                                         -------------
               TAIWAN - 0.81%
                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.81%
     607,810       Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR              5,719,492
                                                                                         -------------
               TOTAL TAIWAN (PROCEEDS $6,089,209)                                        $   5,719,492
                                                                                         -------------
               UNITED KINGDOM - 1.35%
                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 1.01%
   1,225,277       CSR, PLC                                                                  7,057,422
                                                                                         -------------
                 TELECOMMUNICATION SERVICES - 0.34%
   1,098,740       Cable & Wireless, PLC                                                     2,408,391
                                                                                         -------------
               TOTAL UNITED KINGDOM (PROCEEDS $9,594,432)                                $   9,465,813
                                                                                         -------------
               TOTAL COMMON STOCK (PROCEEDS $328,175,747)                                $ 347,003,449
                                                                                         -------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                         JUNE 30, 2009
CONTRACTS                                                                                    VALUE
---------                                                                                -------------
               RIGHTS - 0.03%
               NORWAY - 0.03%
                 ENERGY - ALTERNATE SOURCES - 0.03%
      62,074       Renewable Energy Corp. Rights                                         $     221,812
                                                                                         -------------
               TOTAL RIGHTS (PROCEEDS $0)                                                $     221,812
                                                                                         -------------
               TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $328,175,747)          $ 347,225,261
                                                                                         =============

                                                                   JUNE 30, 2009
                                                                   PERCENTAGE OF
SECURITIES SOLD, NOT YET PURCHASED - BY INDUSTRY                  NET ASSETS (%)
---------------------------------------------------------------   --------------
Audio / Video Products                                                 1.61
Auto Cars / Light Trucks                                               0.81
Cable / Satellite Television                                           2.09
Cellular Telecommunications                                            1.61
Commercial Banks - Western U.S.                                        0.60
Commercial Services                                                    0.38
Computers - Peripheral Equipment                                       1.21
Dialysis Centers                                                       1.66
Diversified Operations                                                 1.64
Electric - Integrated                                                  1.49
Electronic Components - Miscellaneous                                  2.20
Electronic Components - Semiconductors                                 2.21
Electronic Connectors                                                  0.53
Electronic Measuring Instruments                                       0.66
Energy - Alternate Sources                                             0.03
Enterprise Software / Services                                         1.22
Food - Confectionery                                                   0.78
Food - Wholesale / Distribution                                        0.19
Hotels & Motels                                                        0.11
Identification Systems / Devices                                       0.80
Internet Content - Entertainment                                       1.37
Internet Content - Information / Network                               0.50
Leisure & Recreational Products                                        0.44
Medical - Outpatient / Home Medical                                    0.32

                                                                   JUNE 30, 2009
                                                                   PERCENTAGE OF
SECURITIES SOLD, NOT YET PURCHASED - BY INDUSTRY                  NET ASSETS (%)
---------------------------------------------------------------   --------------
Medical Instruments                                                    1.57
Multi-Line Insurance                                                   0.77
Multi - Media                                                          0.46
Office Automation & Equipment                                          2.07
Photo Equipment & Supplies                                             0.16
Printing - Commercial                                                  0.69
Real Estate Operations / Development                                   1.94
Recreational Centers                                                   0.73
Registered Investment Company                                          0.71
REITS - Apartments                                                     2.83
REITS - Shopping Centers                                               0.89
Rental Auto / Equipment                                                0.28
Retail - Computer Equipment                                            1.14
Retail - Major Department Store                                        1.55
Semiconductor Components - Integrated Circuits                         2.79
Telecommunication Equipment                                            0.17
Telecommunication Services                                             0.34
Textile - Products                                                     1.43
Toys                                                                   0.52
Transport - Rail                                                       0.58
Web Portals / ISP                                                      1.14
Wireless Equipment                                                     2.13
                                                                      -----
TOTAL SECURITIES SOLD, NOT YET PURCHASED                              49.35
                                                                      =====

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SWAP CONTRACTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   JUNE 30, 2009
                                                                                     UNREALIZED
 NOTIONAL      MATURITY                                                            APPRECIATION/
  AMOUNT         DATE                                                              (DEPRECIATION)
-----------   ----------                                                           --------------
              SWAP CONTRACTS - 0.11%
              TOTAL RETURN SWAP CONTRACTS - LONG - 0.23%
              E-COMMERCE / SERVICES - 0.14%
$18,133,953   12/21/2010   Rakuten, Inc.                                           $      969,398
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 04/14/2009 to
                           receive the total return of the shares of Rakuten,
                           Inc. in exchange for an amount to be paid monthly
                           equal to the one month LIBOR rate plus 0.50%
              ELECTRIC PRODUCTS - MISCELLANEOUS - 0.00%
  2,137,836    4/26/2011   LG Electronics, Inc.                                            24,581
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 06/15/2009 to
                           receive the total return of the shares of LG
                           Electronics, Inc. in exchange for an amount to be
                           paid monthly equal to the one month LIBOR rate plus
                           1.25%
              ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.05%
  6,645,342   12/21/2010   Nissha Printing Co., Ltd.                                      309,719
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 06/15/2009 to
                           receive the total return of the shares of Nissha
                           Printing Co., Ltd. in exchange for an amount to be
                           paid monthly equal to the one month LIBOR rate plus
                           0.50%
              ELETRONIC COMPONENTS - SEMICONDUCTORS - 0.04%
  5,600,478    1/21/2011   MediaTek, Inc.                                                  31,779
                           Agreement with Morgan Stanley, dated 06/19/2009 to
                           receive the total return of the shares of MediaTek,
                           Inc. in exchange for an amount to be paid monthly
                           equal to the one month LIBOR rate plus 1.25%
 17,098,694    4/26/2011   Samsung Electronics Co., Ltd.                                  314,271
                           Agreement with Morgan Stanley, dated 01/12/2007 to
                           receive the total return of the shares of Samsung
                           Electronics Co., Ltd. in exchange for an amount to be
                           paid monthly equal to the one month LIBOR rate plus
                           1.25%

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                   JUNE 30, 2009
                                                                                     UNREALIZED
 NOTIONAL      MATURITY                                                            APPRECIATION/
  AMOUNT         DATE                                                              (DEPRECIATION)
-----------   ----------                                                           --------------
              SWAP CONTRACTS - (CONTINUED)
              TOTAL RETURN SWAP CONTRACTS - LONG - (CONTINUED)
              ELETRONIC COMPONENTS - SEMICONDUCTORS - (CONTINUED)
$ 5,763,313    1/21/2011   Sino-American Silicon Products, Inc.                    $      (48,675)
                           Agreement with Morgan Stanley, dated 06/19/2009 to
                           receive the total return of the shares of
                           Sino-American Silicon Products, Inc. in exchange for
                           an amount to be paid monthly equal to the one month
                           LIBOR rate plus 2.50%
                                                                                   --------------
                                                                                          297,375
                                                                                   --------------
              ENTERPRISE SOFTWARE / SERVICES - (0.05%)
 37,481,546     6/2/2011   Oracle Corp.                                                  (365,908)
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 06/25/2009 to
                           receive the total return of the shares of Oracle
                           Corp. in exchange for an amount to be paid monthly
                           equal to the one month LIBOR rate plus 0.45%
              ENTERTAINMENT SOFTWARE - (0.07%)
 20,245,977   12/21/2010   Capcom Co., Ltd.                                              (461,118)
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 04/14/2009 to
                           receive the total return of the shares of Capcom Co.,
                           Ltd. in exchange for an amount to be paid monthly
                           equal to the one month LIBOR rate plus 0.50%
              IMPORT / EXPORT - 0.00%
 11,788,668   12/21/2010   ITOCHU Corp.                                                    12,284
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 05/07/2009 to
                           receive the total return of the shares of ITOCHU
                           Corp. in exchange for an amount to be paid monthly
                           equal to the one month LIBOR rate plus 0.50%
              INVESTMENT COMPANIES - 0.01%
  2,793,523   12/22/2010   Eircom Holdings, Ltd.                                           85,481
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 12/17/2008 to
                           receive the total return of the shares of Eircom
                           Holdings, Ltd. in exchange for an amount to be paid
                           monthly equal to the one month LIBOR rate plus 0.50%

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                   JUNE 30, 2009
                                                                                     UNREALIZED
 NOTIONAL      MATURITY                                                            APPRECIATION/
  AMOUNT         DATE                                                              (DEPRECIATION)
-----------   ----------                                                           --------------
              SWAP CONTRACTS - (CONTINUED)
              TOTAL RETURN SWAP CONTRACTS - LONG - (CONTINUED)
              METAL PROCESSORS & FABRICATION - 0.00%
$ 2,013,283   10/25/2010   Advanced Metallurgical Group NV                         $       (4,934)
                                                                                   --------------

                           Agreement with Morgan Stanley, dated 10/20/2008 to
                           receive the total return of the shares of Advanced
                           Metallurgical Group NV in exchange for an amount to
                           be paid monthly equal to the one month LIBOR rate
                           plus 0.65%
              MULTI-MEDIA - 0.12%
  7,301,170    5/20/2011   Naspers, Ltd., Class N                                         848,045
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 05/13/2009 to
                           receive the total return of the shares of Naspers,
                           Ltd., Class N in exchange for an amount to be paid
                           monthly equal to the one month LIBOR rate plus 0.55%
              POWER CONVERSION / SUPPLY EQUIPMENT - 0.02%
 12,841,974   10/25/2010   Gamesa Corp., Tecnologica SA                                   149,263
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 02/03/2009 to
                           receive the total return of the shares of Gamesa
                           Corp., Tecnologica SA in exchange for an amount to be
                           paid monthly equal to the one month LIBOR rate plus
                           0.65%
              SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.02%)
  8,784,034    1/21/2011   Richtek Technology Corp.                                      (150,523)
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 05/11/2009 to
                           receive the total return of the shares of Richtek
                           Technology Corp. in exchange for an amount to be paid
                           monthly equal to the one month LIBOR rate plus 2.50%
              TOYS - 0.04%
 11,170,994   12/21/2010   Nintendo Co., Ltd.                                             264,206
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 12/16/2008 to
                           receive the total return of the shares of Nintendo
                           Co., Ltd. in exchange for an amount to be paid
                           monthly equal to the one month LIBOR rate plus 0.50%


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                    JUNE 30, 2009
                                                                                     UNREALIZED
 NOTIONAL      MATURITY                                                             APPRECIATION/
  AMOUNT         DATE                                                              (DEPRECIATION)
-----------   ----------                                                           ---------------
              SWAP CONTRACTS - (CONTINUED)
              TOTAL RETURN SWAP CONTRACTS - LONG - (CONTINUED)
              WATER TREATMENT SYSTEMS - 0.09%
$14,155,834   12/21/2010   Kurita Water Industries, Ltd.                           $      596,531
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 05/01/2009 to
                           receive the total return of the shares of Kurita
                           Water Industries, Ltd. in exchange for an amount to
                           be paid monthly equal to the one month LIBOR rate
                           plus 0.50%
              WEB PORTALS / ISP - 0.03%
  7,122,674    4/26/2011   NHN Corp.                                                      206,487
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 06/30/2006 to
                           receive the total return of the shares of NHN Corp.
                           in exchange for an amount to be paid monthly equal
                           to the one month LIBOR rate plus 1.25%
              WIRELESS EQUIPMENT - (0.17%)
 47,569,076     6/2/2011   QUALCOMM, Inc.                                              (1,172,876)
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 05/27/2009 to
                           receive the total return of the shares of QUALCOMM,
                           Inc.. in exchange for an amount to be paid monthly
                           equal to the one month LIBOR rate plus 0.47%
                                                                                   --------------
              TOTAL LONG SWAP CONTRACTS                                            $    1,608,011
                                                                                   ==============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                    JUNE 30, 2009
                                                                                     UNREALIZED
 NOTIONAL      MATURITY                                                             APPRECIATION/
  AMOUNT         DATE                                                              (DEPRECIATION)
-----------   ----------                                                           ---------------
              SWAP CONTRACTS - (CONTINUED)
              TOTAL RETURN SWAP CONTRACTS - SHORT - (0.12%)
              AUDIO / VIDEO PRODUCTS - US - 0.03%.
$ 5,684,128   12/21/2010   Pioneer Corp.                                           $      189,129
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 05/15/2009 to
                           deliver the total return of the shares of Pioneer
                           Corp. in exchange for an amount to be received
                           monthly equal to the one month LIBOR rate less
                           7.64%.
              AUTO - CARS / LIGHT TRUCKS - (0.02%)
  3,473,846   10/25/2010   Volvo AB, Class B                                             (149,962)
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 04/24/2009 to
                           deliver the total return of the shares of Volvo
                           AB, Class B in exchange for an amount to be
                           received monthly equal to the one month LIBOR rate
                           less 3.00%.
              CAPACITORS - 0.00%
  4,577,204   12/21/2010   Taiyo Yuden Co., Ltd.                                          (33,440)
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 05/15/2009 to
                           deliver the total return of the shares of Taiyo
                           Yuden Co., Ltd.. in exchange for an amount to be
                           received monthly equal to the one month LIBOR rate
                           less 1.14%.
              COMMERCIAL BANKS - NON U.S. - (0.01%)
  2,211,240    1/19/2011   Powszechna Kasa Oszczednosci Bank Polski SA                    (82,307)
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 01/13/2009 to
                           deliver the total return of the shares of
                           Powszechna Kasa Oszczednosci Bank Polski SA in
                           exchange for an amount to be received monthly
                           equal to the one month LIBOR rate less 6.80%.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                    JUNE 30, 2009
                                                                                     UNREALIZED
 NOTIONAL      MATURITY                                                             APPRECIATION/
  AMOUNT         DATE                                                              (DEPRECIATION)
-----------   ----------                                                           ---------------
              SWAP CONTRACTS - (CONTINUED)
              TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
              COMPUTERS - 0.01%
$ 3,183,606    1/21/2011   Acer, Inc                                               $       11,498
                           Agreement with Morgan Stanley, dated 06/18/2009 to
                           deliver the total return of the shares of Acer,
                           Inc. in exchange for an amount to be received
                           monthly equal to the one month LIBOR rate less
                           8.50%.
  2,619,187    1/21/2011   Foxconn Technology Co, Ltd.                                     32,348
                           Agreement with Morgan Stanley, dated 05/21/2009 to
                           deliver the total return of the shares of Foxconn
                           Technology Co., Ltd. in exchange for an amount to
                           be received monthly equal to the one month LIBOR
                           rate less 5.23%.
                                                                                   --------------
                                                                                           43,846
                                                                                   --------------
              ELECTRIC - INTEGRATED - (0.02%)
  5,071,166    4/26/2011   Korea Electric Power Corp.                                    (103,432)
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 02/21/2007 to
                           deliver the total return of the shares of Korea
                           Electric Power Corp. in exchange for an amount to
                           be received monthly equal to the one month LIBOR
                           rate less 2.30%.
              ELECTRIC PRODUCTS - MISCELLANEOUS - 0.02%
  6,405,856   12/21/2010   Casio Computer Co., Ltd.                                       114,572
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 05/15/2009 to
                           deliver the total return of the shares of Casio
                           Computer Co., Ltd. in exchange for an amount to be
                           received monthly equal to the one month LIBOR rate
                           less 1.75%.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                    JUNE 30, 2009
                                                                                     UNREALIZED
 NOTIONAL      MATURITY                                                             APPRECIATION/
  AMOUNT         DATE                                                              (DEPRECIATION)
-----------   ----------                                                           ---------------
              SWAP CONTRACTS - (CONTINUED)
              TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
              ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.02%)
$ 3,075,280   12/21/2010   Alps Electric Co., Ltd.                                 $     (110,342)
                           Agreement with Morgan Stanley, dated 05/15/2009 to
                           deliver the total return of the shares of Alps
                           Electric Co., Ltd in exchange for an amount to be
                           received monthly equal to the one month LIBOR rate
                           less 0.40%.
  7,280,777    4/26/2011   Samsung Electro-Mechanics Co., Ltd.                             (3,373)
                           Agreement with Morgan Stanley, dated 02/12/2008 to
                           deliver the total return of the shares of Samsung
                           Electro-Mechanics Co., Ltd in exchange for an
                           amount to be received monthly equal to the one
                           month LIBOR rate less 4.06%.
                                                                                   --------------
                                                                                         (113,715)
                                                                                   --------------
              ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.01%)
  7,011,390   12/21/2010   Elpida Memory, Inc.                                           (175,029)
                           Agreement with Morgan Stanley, dated 05/15/2009 to
                           deliver the total return of the shares of Elpida
                           Memory, Inc. in exchange for an amount to be
                           received monthly equal to the one month LIBOR rate
                           less 2.50%.
  4,405,554    4/26/2011   Hynix Semiconductor, Inc.                                       89,084
                           Agreement with Morgan Stanley, dated 10/26/2006 to
                           deliver the total return of the shares of Hynix
                           Semiconductor, Inc. in exchange for an amount to
                           be received monthly equal to the one month LIBOR
                           rate less 5.55%.
                                                                                   --------------
                                                                                          (85,945)
                                                                                   --------------
              ENERGY - ALTERNATE SOURCES - (0.05%)
  3,868,155   10/25/2010   Renewable Energy Corp. AS                                     (336,701)
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 10/20/2008 to
                           deliver the total return of the shares of
                           Renewable Energy Corp. AS in exchange for an
                           amount to be received monthly equal to the one
                           month LIBOR rate less 7.00%.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                    JUNE 30, 2009
                                                                                     UNREALIZED
 NOTIONAL      MATURITY                                                             APPRECIATION/
  AMOUNT         DATE                                                              (DEPRECIATION)
-----------   ----------                                                           ---------------
              SWAP CONTRACTS - (CONTINUED)
              TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
              ENTERTAINMENT SOFTWARE - (0.01%)
$ 7,094,854   12/21/2010   Konami Corp.                                            $      (49,455)
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 05/15/2009 to
                           deliver the total return of the shares of Konami
                           Corp. in exchange for an amount to be received
                           monthly equal to the one month LIBOR rate less
                           0.40%.
              METAL PROCESSORS & FABRICATION - (0.04%)
  5,909,168   10/25/2010   SKF AB, Class B                                               (278,052)
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 03/05/2009 to
                           deliver the total return of the shares of SKF AB,
                           Class B in exchange for an amount to be received
                           monthly equal to the one month LIBOR rate less
                           2.11%.
              POWER CONVERSION / SUPPLY EQUIPMENT - 0.00%
  4,360,243   10/25/2010   Vestas Wind Systems AS                                          29,379
                                                                                   --------------
                           Agreement with Morgan Stanley, dated 10/20/2008 to
                           deliver the total return of the shares of Vesta
                           Wind Systems AS in exchange for an amount to be
                           received monthly equal to the one month LIBOR rate
                           less 0.71%.
                                                                                   --------------
              TOTAL SHORT SWAP CONTRACTS                                           $     (856,083)
                                                                                   ==============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SWAP CONTRACTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                  JUNE 30, 2009
                                                                  PERCENTAGE OF
SWAP CONTRACTS - BY INDUSTRY                                      NET ASSETS (%)
----------------------------                                      --------------
Audio / Video Products                                                 0.03
Auto Cars / Light Trucks                                              (0.02)
Capacitors                                                             0.00
Commercial Banks - Non U.S.                                           (0.01)
Computers                                                              0.01
E-Commerce / Services                                                  0.14
Electric - Integrated                                                 (0.02)
Electric Products - Miscellaneous                                      0.02
Electronic Components - Miscellaneous                                  0.03
Electronic Components - Semiconductors                                 0.03
Energy - Alternate Sources                                            (0.05)
Enterprise Software / Services                                        (0.05)
Entertainment Software                                                (0.08)

                                                                  JUNE 30, 2009
                                                                  PERCENTAGE OF
SWAP CONTRACTS - BY INDUSTRY                                      NET ASSETS (%)
----------------------------                                      --------------
Import / Export                                                        0.00
Investment Companies                                                   0.01
Metal Processors & Fabrication                                        (0.04)
Multi-Media                                                            0.12
Power Conversion / Supply Equipment                                    0.02
Semiconductor Components -
   Integrated Circuits                                                (0.02)
Toys                                                                   0.04
Water Treatment Systems                                                0.09
Web Portals / ISP                                                      0.03
Wireless Equipment                                                    (0.17)
                                                                      -----
TOTAL SWAP CONTRACTS                                                   0.11
                                                                      =====

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                   SIX MONTHS ENDED
                                                                                                                     JUNE 30, 2009
INVESTMENT INCOME
   Dividends (net of withholding taxes of $931)                                                                    $      3,332,236
   Interest                                                                                                               1,090,004
   Other income                                                                                                             367,675
                                                                                                                   ----------------
      TOTAL INCOME                                                                                                        4,789,915
                                                                                                                   ----------------
EXPENSES
   Dividends on securities sold, not yet purchased                                                                        4,939,651
   Administration fees                                                                                                    3,326,183
   Prime broker fees                                                                                                      2,842,567
   Accounting and investor services fees                                                                                    295,450
   Custodian fees                                                                                                           178,946
   Audit and tax fees                                                                                                       124,993
   Insurance expense                                                                                                         97,248
   Interest expense                                                                                                          92,173
   Legal fees                                                                                                                69,110
   Printing expense                                                                                                          37,209
   Board of Managers' fees and expenses                                                                                      26,035
   Registration expense                                                                                                       4,959
   Miscellaneous                                                                                                             94,806
                                                                                                                   ----------------
      TOTAL EXPENSES                                                                                                     12,129,330
                                                                                                                   ----------------
      NET INVESTMENT LOSS                                                                                                (7,339,415)
                                                                                                                   ----------------

REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS,
   FOREIGN CURRENCY TRANSACTIONS AND SWAP CONTRACTS

REALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND SWAP CONTRACTS
   Investment securities                                                                                                 19,039,325
   Purchased options                                                                                                     (5,331,892)
   Securities sold, not yet purchased                                                                                    12,354,269
   Foreign currency transactions                                                                                         (1,056,417)
   Swap contracts                                                                                                        (9,615,765)
                                                                                                                   ----------------
   NET REALIZED GAIN/(LOSS) ON INVESTMENT, FOREIGN CURRENCY TRANSACTION AND SWAP CONTRACTS                               15,389,520
                                                                                                                   ----------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS*                                                                                                66,858,715
                                                                                                                   ----------------

NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON SWAP CONTRACTS                                                      1,757,358
                                                                                                                   ----------------

   NET REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS,
      FOREIGN CURRENCY TRANSACTIONS AND SWAP CONTRACTS                                                                   84,005,593
                                                                                                                   ----------------

   NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                                             $     76,666,178
                                                                                                                   ================

* Net of decrease in deferred capital gain country tax accrual on unrealized appreciation/depreciation of $ 335,470.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                               SPECIAL
                                                               ADVISORY
                                                                MEMBER        MEMBERS           TOTAL
                                                              ----------   --------------   --------------
MEMBERS' CAPITAL, DECEMBER 31, 2007                           $       --   $  690,957,426   $  690,957,426
                                                              ==========   ==============   ==============

FROM INVESTMENT ACTIVITIES
  Net investment loss                                         $       --   $  (10,257,483)  $  (10,257,483)
  Net realized gain/(loss) on investments, foreign currency
    transactions and swap contracts                                   --       (7,854,136)      (7,854,136)
  Net change in unrealized appreciation/depreciation
    on investments, foreign currency transactions and
    swap contracts                                                    --     (108,428,426)    (108,428,426)
  Incentive allocation                                           105,712         (105,712)              --
                                                              ----------   --------------   --------------
  NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL DERIVED
    FROM INVESTMENT ACTIVITIES                                   105,712     (126,645,757)    (126,540,045)
                                                              ----------   --------------   --------------

MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                               --      104,351,250      104,351,250
  Capital withdrawals                                           (105,712)     (67,567,415)     (67,673,127)
                                                              ----------   --------------   --------------
  NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL DERIVED
    FROM CAPITAL TRANSACTIONS                                   (105,712)      36,783,835       36,678,123
                                                              ----------   --------------   --------------
MEMBERS' CAPITAL, DECEMBER 31, 2008                           $       --   $  601,095,504   $  601,095,504
                                                              ==========   ==============   ==============

FROM INVESTMENT ACTIVITIES
  Net investment loss                                         $       --   $   (7,339,415)  $   (7,339,415)
  Net realized gain/(loss) on investments, foreign currency
    transactions and swap contracts                                   --       15,389,520       15,389,520
  Net change in unrealized appreciation/depreciation on
    investments, foreign currency transactions and
    swap contracts                                                    --       68,616,073       68,616,073
  Incentive allocation                                            22,252          (22,252)              --
                                                              ----------   --------------   --------------
  NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT
    ACTIVITIES                                                    22,252       76,643,926       76,666,178
                                                              ----------   --------------   --------------

MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                               --       59,971,464       59,971,464
  Capital withdrawals                                            (22,252)     (34,083,845)     (34,106,097)
                                                              ----------   --------------   --------------
  NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL DERIVED FROM
    CAPITAL TRANSACTIONS                                         (22,252)      25,887,619       25,865,367
                                                              ----------   --------------   --------------

MEMBERS' CAPITAL, JUNE 30, 2009                               $       --   $  703,627,049   $  703,627,049
                                                              ==========   ==============   ==============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

      1.    ORGANIZATION

            Advantage Advisers Xanthus Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting generally of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

            Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are six members of the Board of Managers, one of whom is considered an "interested person" under the Act. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member of the Adviser, and Alkeon Capital Management L.L.C. ("Alkeon") is a non-managing member of the Adviser. Investment professionals employed by Alkeon, including Mr. Takis Sparaggis, who serves as the Company's portfolio manager, manage the Company's portfolio on behalf of the Adviser under the supervision of OAM. Oppenheimer has a minority profit participation interest in Alkeon.

            The acceptance of initial and additional contributions from Members is subject to approval by the Board of Managers. At a meeting held on November 1, 2004, the Board of Managers approved the acceptance of initial contributions to the Company from new members on or after January 1, 2005. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

            Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

            a. REVENUE RECOGNITION

            Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

            b. PORTFOLIO VALUATION

            The Company's securities are valued at fair value in accordance with policies adopted by the Board of Managers, which are summarized below.

            (i) Domestic exchange traded securities (other than options and those securities traded on NASDAQ) shall be valued:

                  (1) at their last composite sale prices as reported on the exchanges where those securities are traded; or

                  (2) if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

            (ii)  Securities traded on NASDAQ shall be valued:

                  (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 p.m. (Eastern
                        Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

                  (2) if no NOCP is available, at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            b. PORTFOLIO VALUATION (CONTINUED)

                  (3)   if no sale is shown on NASDAQ, at the bid price; or

                  (4) if no sale is shown and no bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

            Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options are valued at their bid prices (or asked prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the fair value of the securities and other assets are determined in good faith by, or under the supervision of, the Board of Managers.

            Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

            Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

            All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            b. PORTFOLIO VALUATION (CONTINUED)

            The determination of fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

            The fair value of the Company's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

            In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Company adopted FAS 157 as of January 1, 2008.

            Various inputs are used in determining the value of the Company's investments. These inputs are summarized in the three broad levels listed below.

            Level 1 - observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

            Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

            Level 3 -- significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments).

            The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            b. PORTFOLIO VALUATION (CONTINUED)

            The following is a summary of the inputs used, as of June 30, 2009, in valuing the Company's investments at fair value.

                                                         SECURITIES SOLD,      OTHER
                                          INVESTMENTS         NOT YET        FINANCIAL
            VALUATION INPUTS             IN SECURITIES       PURCHASED      INSTRUMENTS
            --------------------------   -------------   ----------------   -----------
            Level 1--Quoted Prices
               Common Stock              $ 684,042,987   $   (347,003,449)  $        --
               Swap Contracts                       --                 --       751,928

            Level 2--Other Significant
            Observable Inputs
               Rights                               --        (221,812.00)           --

            Level 3--Other Significant
            Unobservable Inputs                     --                 --            --
                                         -------------   ----------------   -----------
            Total                        $ 684,042,987   $   (347,225,261)  $   751,928
                                         =============   ================   ===========

            c. CASH EQUIVALENTS

            The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At June 30, 2009, $114,196,632 in cash equivalents was held at PNC Bank in a money market account.

            d. INCOME TAXES

            The Company has reclassified $10,257,483 and $7,854,136 from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions during the year ended December 31, 2008. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

            The Company is subject to the provisions of Financial Accounting Standards Board Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            d. INCOME TAXES (CONTINUED)

            Management has analyzed the Company's tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2005-2008), and has concluded that a liability of $3,142,315 capital gain country tax is required in the Company's financial statements.

            The Company recognizes interest and penalties, if any, related to unrecognized tax benefits within country tax expense in the statement of operations.

            Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

      3.    ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

            Oppenheimer provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

            During the six months ended June 30, 2009, Oppenheimer earned $41,355 as brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $828,058 as brokerage commissions from portfolio transactions executed on behalf of the Company.

            Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2009, an Incentive Allocation of $22,252 was credited to the Special Advisory Member's capital account and was included in withdrawals payable at June 30, 2009, in the Statement of Assets, Liabilities and Members' Capital.

            Each member of the Board of Managers (each a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. The lead independent Manager receives an additional fee of $2,500. Managers who are

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      3.    ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

            "interested persons" do not receive any annual or other fee from the Company. Managers who are not "interested persons" are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

            PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

            PNC Global Investment Servicing Inc. ("PNC"), formerly known as PFPC Inc., serves as investor services and accounting agent to the Company and in that capacity provides certain accounting, record-keeping and investor related services. The Company pays PNC an accounting and investor services fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

            Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the six months ended June 30, 2009, such sales commissions earned by Oppenheimer amounted to $138,048.

      4.    INDEMNIFICATIONS

            The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

      5.    SECURITIES TRANSACTIONS

            Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2009, amounted to $1,247,481,632 and $1,363,140,115, respectively.
            Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2009, amounted to $806,525,200 and $710,353,230, respectively.

            At December 31, 2008, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $782,927,946, and $433,919,218, respectively.

            For Federal income tax purposes, at December 31, 2008, accumulated net unrealized depreciation on portfolio investments and securities sold, not yet purchased was $87,746,949, consisting of $100,553,866 gross unrealized appreciation and $188,300,815 gross unrealized depreciation.

            Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of June 30, 2009 and is used as collateral for securities sold, not yet purchased.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      6.    SHORT-TERM BORROWINGS

            The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2009, the average daily amount of such borrowings was $10,496,193 and the daily weighted average annualized interest rate was 1.26%. The Company had borrowings outstanding at June 30, 2009, totaling $10,805,810 recorded as due to broker on the Statement of Assets, Liabilities and Members' Capital.

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

            In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options, swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

            The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

            Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Company has a concentration of individual counterparty credit risk with the prime broker. The Company pledges securities in an account at PFPC Trust Company, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

            A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or "notional" amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company's investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Company's valuation procedures that are outlined in Section 2b of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets, Liabilities and Members' Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

            Most swap agreements entered into by the Company require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

            The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the other party to a swap defaults, the Company's risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Members' Capital.

            The unrealized appreciation/depreciation, rather than the notional amount, represents the approximate future cash to be received or paid, respectively.

            The Company may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets.

            The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

            When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During for the six months ended June 30, 2009, the Company had no transactions in written options.

            The Company adopted FASB Statement of Financial Accounting Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

8.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                   SIX MONTHS
                                      ENDED            YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                  JUNE 30, 2009       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                   (UNAUDITED)            2008            2007            2006            2005            2004
                                  -------------       ------------    ------------    ------------    ------------    ------------
Net assets, end of period (000s)  $     703,627       $    601,096    $    690,957    $    394,226    $    360,816    $    389,761
Ratio of net investment loss to
   average net assets**                   (2.24%)***         (1.49%)         (0.82%)         (0.58%)         (0.91%)         (1.35%)
Ratio of expenses to average
   net assets**                            3.69%***           3.64%           2.46%           2.54%           2.33%           2.13%
Ratio of incentive allocation
   to average net assets                   0.01%***           0.02%          11.06%           4.00%           0.89%              0%+
Portfolio turnover                          190%               382%            360%            546%            365%            323%
Total return - gross*                     12.22%            (17.02%)         73.96%          22.26%          11.47%          (6.58%)
Total return - net*                        9.78%            (17.02%)         59.17%          17.81%           9.18%          (6.58%)
Average debt ratio                         3.20%***           0.93%           0.70%            N/A             N/A            0.77%

      * Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

      ** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

      ***   Annualized

      N/A   Not applicable

      +     Less than 0.01%

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2009 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      9.    SUBSEQUENT EVENTS

            Management has evaluated the impact of all subsequent events on the Company through August 28, 2009, the date the financial statements were issued, and the Company received initial and additional contributions from Members of $41,808,177.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.    PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC"'s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from June 30, 2005 through June 30, 2009 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.

II.   PORTFOLIO HOLDINGS

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

III.  APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on March 26, 2009, the Board of Managers of the Company (the "Board") completed its annual consideration of, and approved the renewal of, the Company's investment advisory agreement with the Adviser.

In approving the renewal of the investment advisory agreement, the Board, including each of the Independent Managers, reviewed various written materials provided by the Adviser at the request of the Board and assessed: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the profitability of the Adviser; (iv) the extent to which economies of scale would be realized as the Company's assets under management increase; and (v) whether advisory fee levels reflect any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and Oppenheimer, an affiliate of the Adviser, which provides certain administrative services to the Company.

In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Company. The Board also reviewed with management the investment management, compliance, regulatory, risk management, administration, accounting, infrastructure and investor services provided by the Adviser and Oppenheimer and reviewed the costs associated with providing these services.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

The Independent Managers had, over the previous twelve months, also considered various matters, including: Oppenheimer's commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Company's assets; the appropriateness of the Adviser's staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; the Adviser's oversight of third party service providers; the Company's investment performance and the profitability of the Adviser attributable to providing services to the Company, among other matters.

Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including research and portfolio management services and also benefits from the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving the services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

The Board also reviewed materials relating to the Company's investment performance on a quarterly basis. The Board also considered the Company's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. The consensus of the Board was that during the past year the investment performance of the Company was competitive with its peers. The indirect benefits received by the Adviser and its affiliates attributable to its relationships to the Company also were considered.

The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser and Oppenheimer under the investment advisory agreement and administrative services agreement, respectively. The Independent Managers concluded that the fees paid to Oppenheimer and the Adviser were reasonable and appropriate and were within industry norms, based on the comparisons to similar funds. In particular, a fee comparison showed that the fees charged -- a 1.0% management fee and 20% incentive allocation -- were at the mid-to-lower end of fees charged for similar products. In this regard, the Board reviewed a comparison of the Company's fees to those of comparable registered funds, and concluded that the Company's fees are similar to those of the other funds. The Board also considered revenues received by the Adviser and Oppenheimer from the Company, including management fees and incentive allocations, as well as data regarding the Adviser's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Company and payments made to registered representatives of Oppenheimer for services they provide to investors. The Board noted that registered representatives of Oppenheimer continue to be paid out of Oppenheimer's resources for providing various investor services. The Board noted that the Adviser had not realized significant profits during the previous year from its relationship with the Company but continues to be willing to manage the Company. The Adviser reviewed with the Board the methodology used to estimate these costs and profits of the Adviser, as set forth in the profitability materials provided by management. It also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships to the Company.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

Based on its review of information relating to the Company's fees and expenses and the profitability of the Adviser and its affiliates, the Board concluded that the Company's fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser and Oppenheimer.

With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that economies of scale are not being realized at the current asset levels.

Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent
Managers:

      1. the nature, extent and quality of the services provided by the Adviser were adequate and appropriate;

      2. the fees paid to the Adviser and Oppenheimer are reasonable and appropriate in light of both comparative fee information and benefits to be derived by the Adviser and Oppenheimer from their relationships with the Company;

      3. the Adviser's fees are reasonable in light of the advisory fees charged by the Adviser (and other affiliates) and other unaffiliated investment advisers to similar investment vehicles receiving similar services and in light of the fact that, absent any performance allocation, the expenses associated with providing services to the Company had exceeded in the past, and may exceed in the future, the fees payable by the Company;

      4. in light of a declining level of Company assets over the past several years, economies of scale are not being realized by the Adviser or Oppenheimer at current asset levels; and

      5. the approval of the renewal of the Company's investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company and its Members.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Advantage Advisers Xanthus Fund, LLC
            -----------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         ----------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date                       September 1, 2009
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bryan McKigney
                         ----------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date                       September 1, 2009
    -------------------------------------------------------------------

By (Signature and Title)*  /s/ Vineet Bhalla
                         ----------------------------------------------
                           Vineet Bhalla, Chief Financial Officer
                           (principal financial officer)

Date                       September 1, 2009
    -------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.